BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION
Deferred offering costs	$ 4,552	$ 2,268